Other Non-current Assets - HMM (Details) - USD ($) $ in Thousands, shares in Millions		1 Months Ended	12 Months Ended
	Sep. 01, 2016	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jul. 18, 2016
Other Non-current Assets
Current portion of unearned revenue			$ 22,853	$ 27,724
Non-current portion of unearned revenue			56,159	70,589
HMM
Other Non-current Assets
Shares received from charter restructuring		4.6
Current portion of unearned revenue			8,800	15,600
Non-current portion of unearned revenue			43,400	52,100
Net proceeds from sale of trading securities	$ 38,100
Unearned revenue					$ 75,600
Loan Notes 1 HMM | HMM
Other Non-current Assets
Principal amount of unsecured notes received		$ 32,800
Loan Notes 2 HMM | HMM
Other Non-current Assets
Principal amount of unsecured notes received		$ 6,200
Operating revenues | HMM
Other Non-current Assets
Recognized unearned revenue			15,600	7,900
Other income/(expenses), net | HMM
Other Non-current Assets
Net loss on sale of trading securities	$ 12,900
Interest income | HMM
Other Non-current Assets
Interest income from fair value unwinding			$ 1,800	$ 1,000